Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables

21.Trade and other payables

	2025	2024(a)
	$’m	$'m
Non-current
Deferred revenue(b)	111.2	45.4
Other payables	11.1	5.2
	122.3	50.6
Current
Trade payables	148.4	232.9
Deferred revenue	46.6	19.5
Withholding tax payable	3.5	2.2
Payroll and other related statutory liabilities	34.4	42.8
VAT payables	22.9	30.0
Other payables	22.2	49.7
	278.0	377.1

(a)	Revised for a correction to the current/non-current classification of deferred revenue (see note 34).
(b)	Non-current deferred revenue includes payments received in advance from customers for long-term lease arrangements of fiber network infrastructure. The increase at December 31, 2025 primarily reflects payments received during the period for such arrangements.

Included in deferred revenue is $15.5 million (2024: $18.9 million) which relates to contract liabilities, amounts at December 31, 2025 include those classified as held for sale.

The contract liabilities relating to December 31, 2024, were fully recognized in revenue during the year end December 31, 2025.